Leases (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Leases [Abstract]
Rental expenses	$ 111.1	$ 85.6	$ 74.7
Future minimum lease payments with respect to capital leases [Abstract]
2014	16.6
2015	14.1
2016	10.4
2017	7.2
2018	3.9
Thereafter	57.7
Future minimum lease payments	109.9
Less: amount representing interest	(49.7)
Lease obligations at December 31, 2013	60.2
Future minimum lease payments with respect to operating leases [Abstract]
2014	105.9
2015	84.8
2016	80.8
2017	65.3
2018	51.7
Thereafter	390.7
Future minimum lease payments	779.2
Less: amount representing interest	0
Lease obligations at December 31, 2013	$ 779.2